Leases	12 Months Ended
Dec. 31, 2021
Presentation Of Leases For Lessee [Abstract]
Leases
10.	Leases

Group as a Lessee

We have lease contracts for various items of sites, buildings, leased circuits and poles used in our operations.  We considered in the lease term the non-cancellable period of the lease together with the periods covered by an option to extend and option to terminate the lease.

Our consolidated estimated useful lives of ROU assets as at December 31, 2021 are as follows:

Sites	1 – 30 years
International leased circuits(1)	1 – 10 years
Poles(2)	1 – 12 years
Domestic leased circuits(3)	1 – 10 years
Office buildings	1 – 25 years
Co-located sites	3 – 7 years

(1)	As at December 31, 2020, the estimated useful life ranges from 3-7 years.
(2)	As at December 31, 2020, the estimated useful life ranges from 1-10 years.
(3)	As at December 31, 2020, the estimated useful life ranges from 4-10 years.

Our consolidated rollforward analysis of ROU assets as at December 31, 2021 and 2020 are as follows:

	Sites	International Leased Circuits	Poles	Domestic Leased Circuits	Office Buildings	Co-located Sites	Total
	(in million pesos)
As at December 31, 2020
Costs:
Balances at beginning of the year	14,412	4,341	726	1,214	906	11	21,610
Additions (Note 29)	3,538	2,600	2,576	39	582	—	9,335
Asset retirement obligation	556	—	—	—	172	—	728
Terminations	(158)	(1,181)	—	—	(24)	—	(1,363)
Modifications	(294)	(1,472)	79	41	(52)	(2)	(1,700)
Adjustments	(3)	—	(11)	—	—	—	(14)
Reclassifications	(197)	—	—	—	197	—	—
Balances at end of the year	17,854	4,288	3,370	1,294	1,781	9	28,596

Accumulated depreciation and amortization:
Balances at beginning of the year	(3,926)	(834)	(340)	(183)	(436)	(1)	(5,720)
Terminations	113	223	—	—	37	—	373
Adjustments	1	—	—	—	1	—	2
Modifications	3	—	(7)	—	(4)	—	(8)
Depreciation (Note 3)	(2,764)	(735)	(620)	(244)	(574)	(3)	(4,940)
Reclassifications	17	—	—	—	(17)	—	—
Balances at end of the year	(6,556)	(1,346)	(967)	(427)	(993)	(4)	(10,293)
Net book value as at December 31, 2020	11,298	2,942	2,403	867	788	5	18,303

As at December 31, 2021
Costs:
Balances at beginning of the year	17,854	4,288	3,370	1,294	1,781	9	28,596
Additions (Note 29)	5,967	226	47	890	184	—	7,314
Modifications	107	33	230	(309)	(9)	1	53
Asset retirement obligation	211	—	—	—	2	—	213
Currency translation	—	—	—	—	1	—	1
Disposals	(1)	—	(16)	—	(6)	—	(23)
Terminations	(1,045)	(290)	—	(143)	(284)	—	(1,762)
Balances at end of the year	23,093	4,257	3,631	1,732	1,669	10	34,392

Accumulated depreciation and amortization:
Balances at beginning of the year	(6,556)	(1,346)	(967)	(427)	(993)	(4)	(10,293)
Terminations	889	148	—	35	281	—	1,353
Disposals	1	—	16	—	6	—	23
Currency translation	—	—	—	—	(1)	—	(1)
Modifications	(1)	—	—	—	(4)	—	(5)
Depreciation (Note 3)	(2,999)	(816)	(678)	(574)	(319)	(2)	(5,388)
Balances at end of the year	(8,666)	(2,014)	(1,629)	(966)	(1,030)	(6)	(14,311)
Net book value as at December 31, 2021	14,427	2,243	2,002	766	639	4	20,081

The following amounts are recognized in our consolidated income statements for the years ended December 31, 2021, 2020 and 2019:

	2021	2020	2019
	(in million pesos)
Depreciation expense of ROU assets (Note 3)	5,388	4,940	4,393
Expenses relating to short-term leases (included in general and administrative expenses) (Note 5)	1,459	618	378
Interest expense on lease liabilities (Note 5)	1,170	1,125	1,061
Variable lease payments (included in general and administrative expenses) (Note 5)	771	764	708
Expenses relating to leases of low-value assets (included in general and administrative expenses) (Note 5)	1	2	204
Total amount recognized in consolidated income statements	8,789	7,449	6,744

Our consolidated rollforward analysis of lease liabilities as at December 31, 2021 and 2020 are as follows:

	2021	2020
	(in million pesos)
Balances at beginning of the year	20,025	16,315
Additions (Note 29)	7,314	11,122
Accretion on lease liabilities (Note 5)	1,170	1,125
Foreign exchange gain (losses) – net	147	(171)
Lease modifications	33	(1,397)
Adjustment	11	—
Termination	(467)	(1,188)
Settlement of obligations	(6,547)	(5,781)
Balances at end of the year (Notes 3 and 29)	21,686	20,025
Less current portion of lease liabilities (Note 28)	4,555	4,043
Noncurrent portion of lease liabilities (Note 28)	17,131	15,982

We had total cash outflows for leases of Php6,547 million, Php5,781 million and Php5,399 million for the years ended December 31, 2021, 2020 and 2019, respectively.  We also had non-cash additions to ROU assets of Php7,314 million and Php9,335 million, respectively, as at December 31, 2021 and 2020, respectively.  We had non-cash additions to lease liabilities of Php7,314 million and Php11,122 million as at December 31, 2021 and 2020, respectively.   The future cash outflows relating to leases that have not yet commenced are disclosed in Note 29 – Notes to the Statements of Cash Flows.

We have entered into several lease contracts that include automatic extension and termination options.  These options are negotiated by us to provide flexibility in managing the leased-asset portfolio and align with our business needs.  However, in some of these lease contracts, we did not impute the renewal period in our assessment of the lease terms of these contracts since said renewal period is not yet reasonably estimable at the time of transition or commencement date of the lease, see Note 3 – Managements Use of Accounting Judgments, Estimates and Assumptions – Determining the lease term of contracts with renewal and termination options – Company as a Lessee.

Group as a Lessor

We have entered into operating leases on our investment property portfolio consisting of certain office buildings and business offices.  See Note 14 – Investment Properties.  These leases have term of five years.  All leases include a clause to enable upward revision of the rental charge on annual basis according to prevailing market conditions.  The lessee is also required to provide a residual guarantee on the properties.  Rental income recognized by us amounted to Php48 million, Php51 million and Php49 million for the years ended December 31, 2021, 2020 and 2019, respectively.

Future minimum rentals receivable under non-cancellable operating leases as at December 31, 2021 and 2020 are as follows.

	2021	2020
	(in million pesos)
Within one year	51	58
After one year but not more than five years	—	—
More than five years	—	—
	51	58

Sale and Leaseback

On January 28, 2020, PLDT was authorized by the Board of Directors to negotiate and enter into a contract for the sale of Smart Headquarters.  The transaction is subject to the compulsory notification process of the Philippine Competition Commission, or PCC, pursuant to Sections 12(b) and 16 of the Philippine Competition Act.

After undertaking the compulsory notification process, PLDT on September 3, 2020 received the PCC Decision No. 16-M-013/2020 stating that the PCC resolves to take no further action on the transaction considering that it will not likely result in substantial lessening of competition due to the existence of sufficient competitive constraints.

On October 5, 2020, PLDT signed the sale agreement with the buyer and received in full the consideration of Php5,500 million plus 12% VAT.  The sale does not include the telecommunication assets owned or used by PLDT and Smart that are located in the Smart Headquarters.  Smart, the current lessee of the property, continues to occupy the property pursuant to a new contract of lease with the buyer executed on October 5, 2020.  The sale and leaseback resulted to a gain of Php3,275 million.  The new contract of lease is for a period of five years and stipulates that the lessee has the option to pre-terminate without penalty after the second-year subject to a 12-month notice.